REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2023, 2022 and 2021. Liquefaction services revenue is included in our “FLNG” segment while Vessel management fees and other revenues is included in our “Corporate and other” segment.

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Base tolling fee (1)	204,501	204,501	204,501
Amortization of deferred commissioning period revenue (2)	4,120	4,120	4,120
Amortization of Day 1 gains (3)	12,541	22,608	9,712
Overproduction/ (underutilization) (4)	20,129	(20,089)	3,249
Incremental base tolling fee (5)	5,000	5,000	—
Other (6)	(873)	(2,170)	(562)
Liquefaction services revenue	245,418	213,970	221,020

Management fees revenue (7)	20,983	27,916	27,411
Service revenue (8)	13,798	14,423	—
Other revenues (9)	305	1,746	366
Vessel management fees and other revenues	35,086	44,085	27,777
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel, and at an increased rate when the oil price is greater than $60 per barrel. The oil price above the base rate is recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the consolidated statements of operations (note 8).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term was deferred (note 23 and 24) and recognized evenly over the term of the LTA.
(3) Day 1 gain results from amount established on the initial recognition of the FLNG Hilli’s oil derivative instrument embedded in the LTA and the FLNG Hilli's gas derivative instruments pursuant to LTA (“LTA Amendment 3”) (note 23 and 24). These amounts were deferred on initial recognition and amortized evenly over the contract term.
(4) In March 2021, we signed an agreement with the Customer (“LTA Amendment 2”), to change the contract term from one linked to fixed capacity of 500.0 billion cubic feet to one of a fixed term, terminating on July 18, 2026. This amendment also permits billing adjustments for amounts over or under the annual contracted capacity in a given contract year (“overproduction” or “underutilization”, respectively), commencing from contract year 2019. Amounts for overproduction were invoiced at the end of a given contract year, while amounts for underutilization (which is capped per contract year) will be a reduction against our final invoice to the Customer at the end of the LTA in July 2026. Pursuant to LTA Amendment 2, we have billed and recognized overproduction revenue in relation to excess production over contracted annual capacity during contract years 2021 and 2023.
Pursuant to the fourth amendment to the LTA, we agreed with the Customer to increase contract year 2023 annual contracted capacity by 0.04 million tonnes (from 1.4 million tonnes to 1.44 million tonnes) resulting from the inclusion of contract year 2022 underutilization into contract year 2023 annual LNG production. The increased contract year 2023 annual LNG production was met and we have subsequently released the contract year 2022 underutilization liability of $35.8 million to our consolidated statement of operations, of which $20.1 million is recognized in “Liquefaction services revenue” and $15.7 million is recognized in “Other operating income”.
(5) In July 2021, we entered into LTA Amendment 3 which increased the annual capacity utilization of FLNG Hilli by 0.2 million tonnes of LNG for the 2022 contract year. In July 2022, the Customer exercised its option pursuant to LTA Amendment 3 for 0.2 million tonnes (out of 0.4 million tonnes) from January 2023 to the end of the LTA. The combined effect results in annual contracted base capacity of 1.4 million tonnes of LNG from January 1, 2022 to the end of the LTA. The tolling fee is linked to TTF and the Euro/U.S. Dollar foreign exchange movements. The contractual floor rate is recognized in “Liquefaction services revenue” and the tolling fee above the contractual floor rate is recognized as a derivative in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the consolidated statements of operations (note 8).
(6) “Other” includes accrued demurrage cost of $0.3 million (2022: $1.6 million), recognized in the period in which a production delay occurred, and the unwinding of deferred liquidated damages that were incurred prior to the commencement of the contract term of $0.6 million (2022: $0.6 million).
(7) Comprised of ship management, administrative and vessel operation and maintenance services. We entered into several agreements to provide ship management and administrative services to external customers and related parties (note 14 and 28). We also entered into a FSRU Operation and Services Agreement with a subsidiary of Italy’s SNAM group (“Snam”) for the Golar Tundra, pursuant to which we are required to provide FSRU operating and maintenance services in exchange for various payments.
(8) In August 2022, we entered into a development agreement with Snam to provide drydocking, site commissioning and hook-up services for the Golar Tundra (the “Development Agreement”), which it acquired from us in May 2022 (note 14.2). The Development Agreement includes contractual fixed payments recognized over the period of time that we provide the services to Snam. We completed the Development Agreement in May 2023 and recognized services revenue of $13.8 million for the year ended December 31, 2023 (2022: $14.4 million).
(9) Included in “Other revenues” are revenues from a FLNG study of $nil (2022: $0.9 million) which was completed in December 2022 and sub-leasing income of $0.1 million (2022: $0.4 million) (note 13).
Contract assets and liabilities
The following table represents our contract assets and liabilities balances as of December 31, 2023 and 2022:

	December 31,
(in thousands of $)	2023	2022
Contract assets	21,403	21,297

Current contract liabilities (1)	(4,220)	(8,398)
Non-current contract liabilities (2) (3)	(6,276)	(54,018)
Total contract liabilities (4)	(10,496)	(62,416)
The movement of our contract liabilities are as follows:

	2023	2022
Opening balance on January 1	(62,416)	(18,736)
Deferral of revenue (5)	(2,325)	(62,223)
Recognition of unearned revenue (1) (2)	44,104	18,543
Recognition of deferred revenue (3) (5)	10,141	—
Closing balance on December 31	(10,496)	(62,416)
(1) As of December 31, 2023 and 2022, we recognized a current contract liability of $nil and $4.2 million, respectively, in relation to the Development Agreement.
(2) Due to a production shortfall of the FLNG Hilli for the 2022 contract year, we recognized a non-current contract liability for underutilization of $35.8 million as of December 31, 2022 (note 24). As of December 31, 2023, we met the contract year 2023 annual LNG production and unwound the underutilization liability of $35.8 million.
(3) Pursuant to the agreements with Snam for the future sale of the Golar Arctic following her conversion into a FSRU (“Arctic SPA”), upon receipt of a notice to proceed, we will convert LNG carrier Golar Arctic to a FSRU which would lead to her eventual sale to Snam. The Arctic SPA included contractual fixed payments (recognized over the period of time that we would have provided the services to Snam) and as of December 31, 2022, we recognized a non-current contract liability of $7.8 million (note 24). In June 2023, Snam’s option to issue the notice to proceed lapsed and in accordance with the Arctic SPA, we retained and recognized the first advance payment and presented in “Other operating income” in the consolidated statements of operations.
(4) Included within “Total contract liabilities” is the deferred commissioning revenue in relation to the FLNG Hilli of $10.5 million as of December 31, 2023 (December 31, 2022: $14.6 million) (note 23 and 24). We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the balance sheet date evenly over the remaining LTA contract term of three years, including the components of transaction price described above.
(5) Included in “deferral of revenue” and “recognition of deferred revenue” in the reconciliation of contract liabilities table above, is the deposit of $2.3 million received for the sale of the Gandria in May 2023 which was completed in November 2023 (note 19).